ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The changes in the accumulated balances for each component of other comprehensive income (loss) were as follows for the three months ended March 31, 2025 and 2024:

	Foreign Currency Translation Gains (Losses)	Net Unrealized Gains (Losses) on Hedging Activities	Other	Accumulated Other Comprehensive Loss

	(in thousands)

Balance at December 31, 2024	$(589,189)	$(21,418)	$(2,385)	$(612,992)
Other comprehensive income (loss)	169,852	(6,506)	—	163,346
Balance at March 31, 2025	$(419,337)	$(27,924)	$(2,385)	$(449,646)

Balance at December 31, 2023	$(215,540)	$(40,859)	$(2,526)	$(258,925)
Other comprehensive income (loss)	(58,579)	20,066	—	(38,513)
Balance at March 31, 2024	$(274,119)	$(20,793)	$(2,526)	$(297,438)

The changes in the accumulated balances for each component of other comprehensive income (loss) were as follows for the years ended December 31, 2024, 2023 and 2022:

	Foreign Currency Translation Gains (Losses)	Net Unrealized Gains (Losses) on Hedging Activities	Other	Accumulated Other Comprehensive Loss

	(in thousands)

Balance at December 31, 2021	$(182,949)	$(48,490)	$(2,743)	$(234,182)
Other comprehensive income (loss)	(197,635)	26,070	(222)	(171,787)
Balance at December 31, 2022	(380,584)	(22,420)	(2,965)	(405,969)
Other comprehensive income (loss)	165,044	(18,439)	439	147,044
Balance at December 31, 2023	(215,540)	(40,859)	(2,526)	(258,925)
Other comprehensive income (loss)	(374,388)	19,441	141	(354,806)
Effect of purchase of subsidiary shares from noncontrolling interest	739	—	—	739
Balance at December 31, 2024	$(589,189)	$(21,418)	$(2,385)	$(612,992)